SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Deutsche Communications Fund

Deutsche Core Plus Income Fund

Deutsche Floating Rate Fund

The following information is added to the disclosure contained in Part I in the APPENDIX I-I headed “INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS” in each fund’s Statement of Additional Information:

Investment Companies and Other Pooled Investment Vehicles

Please Retain This Supplement for Future Reference

July 19, 2016

SAISTKR-270